As filed with the Securities and Exchange Commission on July 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Internet - Commerce - 25.4%
48,000	Bottomline Technologies, Inc. *	$786,240
24,000	Ctrip.com International Ltd. - ADR *^	945,360
46,221	Digital River, Inc. *	1,272,926
12,000	eBay Inc. *	256,920
738,100	E*TRADE Financial Corporation *	1,092,388
34,000	Expedia, Inc.	733,040
92,905	Global Sources Ltd. ^	702,362
10,000	Monster Worldwide Inc. *(a)	147,900
8,000	Netflix, Inc. *(a)	889,200
10,000	New Oriental Education & Technology Group, Inc. - ADR *^(a)	916,700
28,000	Perfect World Co. Ltd - ADR *^	741,440
36,094	Shutterfly, Inc. *	833,772
		9,318,248
	Internet - Communications - 7.3%
152,900	Earthlink, Inc.	1,313,411
635,058	Openwave Systems Inc. *	1,365,375
		2,678,786
	Internet - Infrastructure - 33.8%
12,000	Adobe Systems Incorporated *	384,960
12,000	Apple Computer, Inc. *	3,085,920
35,000	athenahealth Inc. *(a)	866,600
20,000	Broadcom Corporation - Class A	690,400
18,000	Cavium Networks, Inc. *(a)	478,440
73,850	Cypress Semiconductor Corp. *	841,151
40,350	LogMeIn, Inc. *	1,027,311
14,000	Netlogic Microsystems Inc. *	402,780
26,000	NetScout Systems, Inc. *	351,780
38,000	Red Hat, Inc. *	1,113,780
52,596	SanDisk Corporation *	2,452,026
34,847	Sourcefire Inc. *	719,242
		12,414,390
	Internet - Media - 33.3%
16,000	Baidu.com, Inc. - ADR *^	1,171,360
8,000	Electronic Arts Inc. *	132,080
896,972	Geeknet, Inc. *	1,291,639
4,000	Google Inc. *	1,940,720
736,632	Hollywood Media Corp. *	847,127
55,000	IAC/InterActiveCorp. *	1,290,025
10,000	Salesforce.com, Inc. *	865,300
16,000	SINA Corporation *^	597,920
59,054	Take-Two Interactive Software, Inc. *	683,255
60,000	Tencent Holdings Limited (HK)^	1,147,990
21,988	The Knot, Inc. *	164,470
180,039	TheStreet.com	561,722
99,874	Yahoo! Inc. *	1,532,067
		12,225,675
	TOTAL COMMON STOCKS (Cost $28,442,881)	36,637,099

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited), Continued

Shares/Principal
Amount		Value

	SHORT TERM INVESTMENTS - 0.8%
	U.S. Treasury Bills - 0.8%

$100,000	0.04%, 06/03/2010	$99,999
100,000	0.05%, 06/10/2010	99,999
100,000	0.04%, 06/17/2010	99,998
	TOTAL SHORT TERM INVESTMENTS (Cost $299,996)	299,996

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 0.5%
	Commercial Paper - 0.5%
$753,590	Ottimo Funding LLC, 4.71%, Due 10/28/10(b)	198,436
		198,436
	Money Market Mutual Fund - 0.0%
986	Reserve Primary Fund(b)	266
	Total Money Market Mutual Fund	266
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $754,576)	198,702
	TOTAL INVESTMENTS (Cost $29,497,453) - 101.1%	37,135,797
	Liabilities in Excess of Other Assets - (1.1)%	(417,691)
	TOTAL NET ASSETS - 100.0%	$36,718,106

*	Non Income Producing.
^	Foreign Security.
(a)	All or portion of shares are on loan.
(b)	Fair valued by Valuation Committee as delegated by the Jacob Funds' Board of Directors.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2010 was as follows*:

Cost of investments	$29,497,453
Gross unrealized appreciation	13,369,934
Gross unrealized depreciation	(5,731,590)
Net unrealized appreciation	$7,638,344

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Jacob Internet Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Internet Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's net assets as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$9,318,248	$—	$—	$9,318,248
Internet - Communications	2,678,786	—	—	2,678,786
Internet - Infrastructure	12,414,390	—	—	12,414,390
Internet - Media	12,225,675	—	—	12,225,675
Total Common Stock	36,637,099	—	—	36,637,099

Short Term Investments
U.S. Treasury Bills	—	299,996		299,996
Total Short Term Investments	—	299,996	—	299,996

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	—	—	198,436	198,436
Investment Companies	—	—	266	266
Total Investments Purchased With Cash Proceeds From Securities Lending	—	—	198,702	198,702

Total Investments in Securities	$36,637,099	$299,996	$198,702	$37,135,797

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2009	$715,150
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	458,713
Net purchases (sales)	(975,161)
Transfers in and/or out of Level 3 *	—
Balance as of May 31, 2010	$198,702

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	Alternative Energy - 7.9%
6,000	American Superconductor Corporation*	$183,960
7,000	EnerNOC, Inc.*	196,700
		380,660
	Commercial Services - 1.9%
14,000	NIC Inc.	91,000
	Communications - 0.9%
1,000	AboveNet, Inc.*	45,860
	Computers & Peripherals - 3.4%
10,000	Xyratex Ltd.*^	162,300
	Consumer Non-Durables - 2.9%
6,000	Green Mountain Coffee Roasters, Inc.*	141,900
	Education - 6.8%
8,000	Lincoln Educational Services Corporation*	190,640
1,500	New Oriental Education & Technology Group, Inc. - ADR*^	137,505
		328,145
	Health Care Services & Supplies - 6.8%
8,000	Bio-Reference Laboratories, Inc.*	182,960
5,000	IPC The Hospitalist Co*	146,350
		329,310
	Internet Services - 12.9%
6,000	Digital River, Inc.*	165,240
5,650	LogMeIn, Inc.*	143,849
4,500	Perfect World Co. Ltd. - ADR*^	119,160
4,300	Shutterfly, Inc.*	99,330
2,500	SINA Corporation*^	93,425
		621,004
	Medical - 8.9%
16,000	Keryx Biopharmaceuticals, Inc.*	82,080
12,000	Rigel Pharmaceuticals, Inc.*	78,240
24,000	SIGA Technologies, Inc.*	166,800
8,000	VIVUS, Inc.*	101,280
		428,400
	Oil & Gas - Exploration & Production - 3.0%
10,000	Northern Oil and Gas, Inc.*	144,300
	Retail & Restaurants - 11.1%
1,500	Buffalo Wild Wings Inc.*	55,350
5,000	Home Inns & Hotels Management, Inc - ADR*^	190,450
2,000	Panera Bread Company - Class A*	161,660
3,750	Steven Madden, Ltd.*	126,487
		533,947
	Semiconductors - 18.0%
8,000	Cavium Networks, Inc.*	212,640
9,200	Cypress Semiconductor Corporation*	104,788
6,400	Netlogic Microsystems Inc.*	184,128
12,000	Skyworks Solutions, Inc.*	191,160
25,000	TriQuint Semiconductor, Inc.*	175,500
		868,216

JACOB SMALL CAP GROWTH FUND
Schedule of Investments
May 31, 2010 (Unaudited), Continued

Shares/
Principal Amount		Value
	Software - 14.7%
2,000	ArcSight, Inc.*	$43,320
5,000	athenahealth Inc.*	123,800
9,000	Bottomline Technologies, Inc.*	147,420
4,000	NetScout Systems, Inc.*	54,120
1,500	Pegasystems Inc.	44,865
6,000	Sourcefire Inc.*	123,840
3,000	SuccessFactors, Inc.*	66,780
9,000	Take-Two Interactive Software, Inc.*	104,130
		708,275
	TOTAL COMMON STOCKS (Cost $4,531,070)	4,783,317

	Warrants - 0.0%
2,030	GreenHunter Energy, Inc.*(a)	203
	Total Warrants (Cost $0)	203

	SHORT TERM INVESTMENT - 0.5%
	U.S. Treasury Bill - 0.5%
$25,000	0.04%, 06/17/2010	25,000
	TOTAL SHORT TERM INVESTMENT (Cost $25,000)	25,000

	TOTAL INVESTMENTS (Cost $4,556,070) - 99.7%	4,808,520
	Other Assets in Excess of Liabilities - 0.3%	12,685
	TOTAL NET ASSETS - 100.0%	$4,821,205

*	Non Income Producing.
^	Foreign Security.
(a)	Illiquid security - acquired through private placement.
ADR	American Depositary Receipt.

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2010 was as follows*:

Cost of investments	$4,556,070
Gross unrealized appreciation	590,111
Gross unrealized depreciation	(337,661)
Net unrealized appreciation	$252,450

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's net assets as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Alternative Energy	$380,660	$—	$—	$380,660
Commercial Services	91,000	—	—	91,000
Communications	45,860	—	—	45,860
Computers & Peripherals	162,300	—	—	162,300
Consumer Non-Durables	141,900	—	—	141,900
Education	328,145	—	—	328,145
Health Care Services and Supplies	329,310	—	—	329,310
Internet Services	621,004	—	—	621,004
Medical	428,400	—	—	428,400
Oil & Gas Exploration & Production	144,300	—	—	144,300
Retail & Restaurants	533,947	—	—	533,947
Semiconductors	868,216	—	—	868,216
Software	708,275	—	—	708,275
Total Common Stock	4,783,317	—	—	4,783,317

Warrants	—	203	—	203

Short Term Investments
U.S. Treasury Bill	—	25,000	—	25,000

Total Investments in Securities	$4,783,317	$25,203	$—	$4,808,520

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Jacob Funds Inc.

By (Signature and Title)    /s/ Ryan Jacob
Ryan Jacob, President

Date    7/27/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Ryan Jacob
Ryan Jacob, President

Date    7/27/2010

By (Signature and Title)    /s/ Francis Alexander
Francis Alexander, Treasurer

Date    7/28/2010